Summary of significant accounting policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of significant accounting policies
Schedule of results of operations and net assets

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB
ASSETS
Current assets	572,259	519,803
Non-current assets	43,655	45,941
Total assets	615,914	565,744

LIABILITIES
Current liabilities	486,351	384,556
Non-current liabilities	9,229	9,602
Total liabilities	495,580	394,158

	Six Months Ended June 30,
	2022	2023
	RMB	RMB
Revenues	1,422	12,614
Cost of revenues	(117)	(5,563)
Gross profit	1,305	7,051

Loss from operations	(64,065)	(102,651)
Loss before income taxes	(33,389)	(100,278)
Net loss	(40,882)	(100,278)

Schedule of concentration risk by customers and suppliers

	As of December 31,	As of June 30,
	2022	2023
Customer A, a related party	92.1%	79.2%
Customer B, a related party	Less than 10.0%	10.5%

The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2022	2023
Customer C, a third party	48.9%	40.4%
Customer D, a third party	30.4%	29.7%
Customer E, a third party	Less than 10.0%	10.6%
Customer F, a third party	Less than 10.0%	12.6%

Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2022	2023
Customer A, a related party	73.6%	73.7%
Customer C, a third party	11.4%	Less than 10.0%

The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2022	2023
Supplier A, a third party	19.0%	18.5%
Supplier B, a third party	10.9%	Less than 10.0%
Supplier C, a third party	19.1%	17.6%

Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2022	2023
Supplier D, a third party	12.5%	Less than 10.0%
Supplier A, a third party	14.5%	23.3%
Supplier E, a related party	10.7%	Less than 10.0%
Supplier C, a third party	Less than 10.0%	13.3%

Summary of effect on the consolidated balance sheet as a result of adopting ASC 842

		Adjustments
	As of December 31,	due to adoption of		As of January 1,
	2021	ASC 842		2022
	RMB	RMB		RMB
ASSETS
Prepayments and other current assets	247,411	(6,764)	(a)	240,647
Operating lease right-of-use assets	—	95,108	(b)	95,108

LIABILITIES
Operating lease liabilities, current	—	(42,094)	(c)	(42,094)
Operating lease liabilities, non-current	—	(46,250)	(c)	(46,250)
(a)	Represents prepaid rent reclassified to operating lease right-of-use assets.
(b)	Represents operating lease right-of-use assets, which is made up of present value of operating lease payments, and the reclassification of prepaid rent from prepayments and other current assets.
(c)	Represents the recognition of operating lease liabilities, current and non-current.